Financial Instruments - Interest Rate Swaps (Details) - Interest rate swap - Cash Flow Hedging - Designated as hedging instrument $ in Thousands	Sep. 30, 2025 USD ($)
Derivative [Line Items]
Notional value (in thousands of $)	$ 387,917
Fixed interest rates	1.93%